Interest in Other Entities (Details) - Schedule of eventer price allocation - Eventer [Member] $ in Thousands	Oct. 15, 2020 USD ($)
Interest in Other Entities (Details) - Schedule of eventer price allocation [Line Items]
Cash consideration	$ 750
Fair value of earn-out	69
Difference in fair values of the loan	46
Total consideration	865
Value acquired:
Fair value of earnout	751
Non-controlling interest	(381)
Total acquired	370
Excess purchase price to allocate to technology and goodwill	$ 495